CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
CURRENT ASSETS
Cash	$ 356,526	$ 236,138
Accounts receivable (net)
Trade (Note 5)	64,771	53,953
Other (Note 6)	26,453	16,931
Prepaid expenses and other (Note 7)	34,317	45,544
TOTAL CURRENT ASSETS	482,067	352,566
OTHER LONG-TERM ASSETS (Note 19)	27,346	24,887
PROPERTY AND EQUIPMENT, NET (Note 8)	13,507	12,481
RIGHT-OF-USE ASSETS (Note 13)	8,173	7,623
DEFERRED INCOME TAXES	6,720	3,802
INTANGIBLE ASSETS, NET (Note 9)	332,069	321,270
GOODWILL (Note 10)	1,025,783	924,755
TOTAL ASSETS	1,895,665	1,647,384
CURRENT LIABILITIES
Accounts payable	20,852	20,650
Accrued liabilities (Note 11)	73,881	79,656
Lease obligations (Note 13)	3,471	3,178
Income taxes payable	7,133	9,313
Deferred revenue (Note 19)	117,887	104,230
TOTAL CURRENT LIABILITIES	223,224	217,027
LEASE OBLIGATIONS (Note 13)	4,892	4,718
DEFERRED REVENUE (Note 19)	1,175	978
INCOME TAXES PAYABLE	6,019	5,531
DEFERRED INCOME TAXES	41,443	34,127
TOTAL LIABILITIES	276,753	262,381
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS' EQUITY (Note 15)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 86,022,028 at January 31, 2026 (January 31, 2025 - 85,605,969)	590,734	568,339
Additional paid-in capital	509,190	503,133
Accumulated other comprehensive loss	(7,987)	(50,497)
Retained earnings	526,975	364,028
TOTAL SHAREHOLDERS' EQUITY	1,618,912	1,385,003
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,895,665	$ 1,647,384